Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Revenue Recognition
Sonder generates revenues primarily by providing short-term or month-to-month accommodations to its guests. Sonder’s revenue is generated from stays booked through Sonder.com or the Sonder app, which it refers to as direct revenue, or from stays booked through third party online travel agencies, which it refers to as indirect revenue.
The following table sets forth Sonder’s total revenues for the periods shown disaggregated between direct and indirect channels (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Direct revenue	$33,912	$17,227	$77,968	$40,347
Indirect revenue	33,542	9,244	68,313	46,846
Total revenue	$67,454	$26,471	$146,281	$87,193
Revenue
Revenue Recognition
Sonder generates revenues primarily by providing short-term or month-to-month accommodations to its guests. Sonder’s revenue is generated from stays booked through Sonder.com or the Sonder app, which it refers to as direct revenue, or from stays booked through third party online travel agencies, which it refers to as indirect revenue.
Sonder’s minimum future receivables were not material as of December 31, 2020 due to the cancellation rights held by guests prior to check-in.
The following table sets forth Sonder’s total revenue for the periods shown disaggregated by channel (in thousands):

	Year Ended December 31,
	2020	2019
Direct revenue	$59,340	$46,779
Indirect revenue	56,338	96,131
Total revenue	$115,678	$142,910
Revenue by geographic area is attributed based on the location where the guest stays and is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Revenue:
Americas
United States	$85,891	$113,567
Other Americas	5,520	7,661
Total Americas	91,411	121,228
Europe, Middle East, and Africa (EMEA)
Great Britain	8,607	16,139
United Arab Emirates	10,328	1,787
Other EMEA	5,332	3,756
Total EMEA	24,267	21,682
Total revenue	$115,678	$142,910
No guest represented over 10% of revenues for the years ended December 31, 2020 and 2019. Sonder had one online travel agency that represented 31% of Sonder’s revenue for the year ended December 31, 2020, and three online travel agencies that represented 39%, 12% and 11% of Sonder’s revenue for the year ended December 31, 2019.
No online travel agency represented over 10% of net accounts receivable balance for the year ended December 31, 2020 and Sonder had two online travel agencies each representing 34% of Sonder’s net accounts receivable balance for the year ended December 31, 2019.
The following table summarizes Sonder’s beginning allowance for doubtful accounts balance for each period, additions, write-offs net of recoveries, and the balance at the end of each period shown (in thousands):

	Year Ended December 31,
	2020	2019
Beginning balance	$2,503	$1,292
Additions	2,577	1,211
Write-offs, net of recoveries	2,510	—
Ending balance	$2,570	$2,503